Right to Use Assets and Lease Liability - Schedule of Lease Cost (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Operating Lease Expenses [Member]
Lease expenses	$ 32,164	$ 43,666
Operating Lease Expenses One [Member]
Lease expenses	22,799	64,327
Operating Lease Expenses - Related Party [Member]
Lease expenses	$ 6,263	$ 14,793